Supplement to the

Fidelity Advisor® Global High Income Fund

Class A (FGHAX), Class T (FGHTX), Class C (FGHCX), and Institutional Class (FGHIX)

Classes of shares of Fidelity® Global High Income Fund

A Fund of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 28, 2014

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) making direct commercial real estate loans (c) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (d) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

AGHI-AGHIIB-14-02  September 29, 2014
1.932871.103

Supplement to the

Fidelity® Global High Income Fund (FGHNX)

A Class of shares of Fidelity Global High Income Fund

A Fund of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 28, 2014

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) making direct commercial real estate loans (c) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (d) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

GHIB-14-02  September 29, 2014
1.932870.103

Supplement to the

Fidelity® Series Floating Rate High Income Fund (FFHCX)

A Class of shares of Fidelity Series Floating Rate High Income Fund

A Fund of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2013

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) making direct commercial real estate loans (c) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (d) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

SFRB-14-01  September 29, 2014
1.9860493.100

Supplement to the

Fidelity® Series Floating Rate High Income Fund
Class F (FFHFX)
A Fund of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2013

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) making direct commercial real estate loans (c) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (d) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

SFR-FB-14-01  September 29, 2014
1.9860492.100

Supplement to the

Fidelity® Series High Income Fund

Class F (FSHFX)

A Fund of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 28, 2014

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) making direct commercial real estate loans (c) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (d) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

FSH-FB-14-01  September 29, 2014
1.932867.101

Supplement to the

Fidelity® Series High Income Fund (FSHNX)

A Class of shares of Fidelity® Series High Income Fund

A Fund of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 28, 2014

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) making direct commercial real estate loans (c) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (d) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

FSHB-14-01  September 29, 2014
1.932866.101